Document and Entity Information	May 18, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 18, 2025
Entity Registrant Name	CAPITAL ONE FINANCIAL CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-13300
Entity Tax Identification Number	54-1719854
Entity Address Address Line 1	1680 Capital One Drive
Entity Address City Or Town	McLean
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22102
City Area Code	703
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Effective May 18, 2025, Capital One Financial Corporation (“Capital One”) completed its previously announced acquisition of Discover Financial Services (“Discover”) pursuant to the Agreement and Plan of Merger, dated as of February 19, 2024, by and among Capital One, Discover and Vega Merger Sub, Inc., a wholly owned subsidiary of Capital One (the “Transaction”), as previously disclosed in Capital One’s Current Report on Form 8-K filed on May 19, 2025 (the “Original 8-K”). This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of Discover and pro forma financial information required by Item 9.01 of Form 8-K (this “Amendment No. 1”).The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Capital One and Discover would have achieved had the companies been combined during the periods presented in the pro forma financial information, and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction. Except as described above, this Amendment No. 1 does not otherwise amend, modify, or update the disclosures contained in the Original 8-K.
Entity Central Index Key	0000927628
Common Stock (par value $.01 per share) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	COF PRI
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J
Trading Symbol	COF PRJ
Security Exchange Name	NYSE
Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	COF PRK
Security Exchange Name	NYSE
Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series L [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series L
Trading Symbol	COF PRL
Security Exchange Name	NYSE
Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series N [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series N
Trading Symbol	COF PRN
Security Exchange Name	NYSE
1.650% Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE